Operating segments	12 Months Ended
Dec. 31, 2022
Segment information [Abstract]
Disclosure of entity's operating segments [text block]
The assets, liabilities and operating income (loss) are mainly located in France and in Switzerland (the latter as a result of the acquisition of Versantis in September 2022).

Revenue breakdown by geographical area

Revenue by destination	Year ended
(in € thousands)	12/31/2020	12/31/2021	12/31/2022
Revenue from France	100%	100%	100%
Revenue from other countries	—%	—%	—%
TOTAL	100%	100%	100%
In 2022, revenue was generated entirely in France. Substantially all revenue was generated from Ipsen in 2022.
In 2021, revenue was generated entirely in France. Substantially all revenue was generated from Ipsen in 2021.
In 2020, revenue was generated entirely in France. Revenue originated from license agreements with Labcorp and one-off revenue resulting from the sale of goods and services notably within the scope of the license and collaboration agreement with Terns Pharmaceuticals.

Non-current assets by geographical area
Non-current assets break down by geographical area as follows:

NON-CURRENT ASSETS	As of December 31, 2021			As of December 31, 2022
(thousands of euros)	France	Switzerland	Total	France	Switzerland	Total
TOTAL	13,623	0	13,623	12,923	44,158	57,081